CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Own credit adjustments [Member]		Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2016		¥ 594,493	¥ 692,706	¥ 1,516,577		¥ 53,418	¥ (33,325)	¥ 24,887				¥ (148,517)		¥ 42,776
Stock-based compensation awards			(11,377)
Changes in ownership interests in subsidiaries
Cumulative effect of change in accounting principle				(19,294)	[1],[2]				19,294	[1]				11,330	[3]
Net income (loss) attributable to NHI shareholders	¥ 239,617			239,617
Cash dividends				(70,810)										(1,781)
Gain (loss) on sales of treasury stock				(2,856)
Net change during the year						(5,651)
Pension liability adjustment	(7,695)						(7,695)
Net unrealized gain (loss) on non-trading securities								(4,543)
Own credit adjustments	(12,733)								(12,733)
Repurchases of common stock												(61,338)
Sales of common stock												1
Common stock issued to employees												25,796
Cancellation of treasury stock
Other net change in treasury stock												1,266
Net income attributable to noncontrolling interests	(2,949)													2,949
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														(40)
Net unrealized gain (loss) on non-trading securities														(2,057)
Purchase/sale (disposition) of subsidiary shares, etc., net														(14)
Other net change in noncontrolling interests														712
Balance at end of year at Mar. 31, 2017	2,843,791	594,493	681,329	1,663,234		47,767	(41,020)	20,344	6,561		¥ 33,652	(182,792)	¥ 2,789,916	53,875
Stock-based compensation awards			(5,465)
Changes in ownership interests in subsidiaries			(584)
Cumulative effect of change in accounting principle					[1],[2]					[1]					[3]
Net income (loss) attributable to NHI shareholders	219,343			219,343
Cash dividends				(68,703)										(1,955)
Gain (loss) on sales of treasury stock				(5,043)
Net change during the year						(63,363)
Pension liability adjustment	(6,817)						(6,817)
Net unrealized gain (loss) on non-trading securities								(20,344)
Own credit adjustments	(2,484)								(2,484)
Repurchases of common stock												(109,096)
Sales of common stock												0
Common stock issued to employees												21,398
Cancellation of treasury stock				(111,941)								111,941
Other net change in treasury stock												562
Net income attributable to noncontrolling interests	(4,949)													4,949
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														559
Net unrealized gain (loss) on non-trading securities														(6,157)
Purchase/sale (disposition) of subsidiary shares, etc., net														(9,392)
Other net change in noncontrolling interests														8,625
Balance at end of year at Mar. 31, 2018	2,799,824	594,493	675,280	1,696,890		(15,596)	(47,837)		4,077		(59,356)	(157,987)	2,749,320	50,504
Stock-based compensation awards			12,481
Changes in ownership interests in subsidiaries
Cumulative effect of change in accounting principle				1,564	[1],[2]					[1]					[3]
Net income (loss) attributable to NHI shareholders	(100,442)			(100,442)
Cash dividends				(20,080)										(2,685)
Gain (loss) on sales of treasury stock				(1,191)
Net change during the year						33,429
Pension liability adjustment	(23,270)						(23,270)
Net unrealized gain (loss) on non-trading securities
Own credit adjustments	20,147								20,147
Repurchases of common stock												(51,714)
Sales of common stock												0
Common stock issued to employees												10,817
Cancellation of treasury stock				(89,916)								89,916
Other net change in treasury stock
Net income attributable to noncontrolling interests	(5,731)													5,731
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments														750
Net unrealized gain (loss) on non-trading securities
Purchase/sale (disposition) of subsidiary shares, etc., net														1,183
Other net change in noncontrolling interests														(5,751)
Balance at end of year at Mar. 31, 2019	¥ 2,680,793	¥ 594,493	¥ 687,761	¥ 1,486,825		¥ 17,833	¥ (71,107)		¥ 24,224		¥ (29,050)	¥ (108,968)	¥ 2,631,061	¥ 49,732

[1]	Represents the adjustment to initially apply ASU 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."
[2]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers."
[3]	Represents the adjustment to initially apply ASU 2015-02, "Amendments to the Consolidation analysis."